Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Summary of Inventories

The Company’s inventories are as follows:

	As of
	June 30, 2013	December 31, 2012
Raw materials and supplies	$37,111	$37,766
Work-in-process	83,811	69,286
Finished goods	78,627	67,326

Total inventories	$199,549	$174,378

The Company’s inventories are as follows:

	As of December 31,
	2012	2011
Raw materials and supplies	$37,766	$21,320
Work-in-process	69,286	93,555
Finished goods	67,326	71,072

Total inventories	$174,378	$185,947